Income Tax Expense - Summary of Income Tax Rates (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
IRES [member]
Disclosure of effective income tax rate [line items]
Applicable tax rate	24.00%	24.00%	24.00%	27.50%
IRAP [member]
Disclosure of effective income tax rate [line items]
Applicable tax rate	4.82%	4.82%	4.82%